Revenue - Summary of Disaggregation of Revenue from Contracts with Customers by type of Service (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	¥ 251,041	¥ 203,595	¥ 174,127
Payment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	220,770	176,597	149,310
Financial Service
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	30,271	26,998	24,817
PayPay Settlement Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	245,799	193,237	151,673
PayPay Settlement Services | Payment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	245,799	193,237	151,673
PayPay Settlement Services | Financial Service
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Credit Payment Settlement Services and Acquiring Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	46,019	37,192	31,917
Credit Payment Settlement Services and Acquiring Services | Payment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	46,019	37,192	31,917
Credit Payment Settlement Services and Acquiring Services | Financial Service
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Debit Payment Settlement Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,468	5,077	4,731
Debit Payment Settlement Services | Payment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Debit Payment Settlement Services | Financial Service
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,468	5,077	4,731
Payment settlement services deduction
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(101,771)	(78,470)	(53,840)
Payment settlement services deduction | Payment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(100,358)	(77,161)	(52,669)
Payment settlement services deduction | Financial Service
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(1,413)	(1,309)	(1,171)
Payment Settlement Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	195,515	157,036	134,481
Payment Settlement Services | Payment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	191,460	153,268	130,921
Payment Settlement Services | Financial Service
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,055	3,768	3,560
Financial Service
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	24,706	22,269	20,867
Financial Service | Payment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Financial Service | Financial Service
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	24,706	22,269	20,867
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	30,820	24,290	18,779
Other | Payment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	29,310	23,329	18,389
Other | Financial Service
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	¥ 1,510	¥ 961	¥ 390